OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Products and Services Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 3,623.2	[1]	$ 3,304.1
Simulation products
Disclosure of operating segments [line items]
Revenue	1,537.0		1,473.8
Training and services
Disclosure of operating segments [line items]
Revenue	$ 2,086.2		$ 1,830.3

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.